Note 8 - Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings per ADS and per ordinary share:
Earnings Per Share

Note 8 — Earnings Per Share

Basic earnings per share is calculated by dividing the net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share reflects the potential dilution from outstanding equity awards. The weighted average number of shares is adjusted for the dilutive effect of share-based awards, calculated using the treasury share method, which assumes that outstanding awards are exercised and that the proceeds from exercise and unrecognized compensation cost are used to repurchase shares at the average market price during the period.

The table below presents basic and diluted earnings per share:

	Year Ended December 31,
	2023	2024	2025
Basic earnings per share	$1.72	$0.91	$1.21
Diluted earnings per share	$1.69	$0.90	$1.19

The table below shows the calculations of basic and diluted weighted-average number of shares:

	Year Ended December 31,
	2023	2024	2025
Issued shares at beginning of period	89,215,121	87,518,284	88,480,154
Effect of shares issued upon exercise of equity awards	1,003,925	944,983	1,074,963
Effect of share repurchases	(963,143)	—	—
Basic weighted-average number of shares in the period	89,255,903	88,463,267	89,555,117
Effect of unexercised equity awards	1,665,705	1,213,007	1,400,488
Diluted weighted-average number of shares in the period	90,921,608	89,676,274	90,955,605

See Note 4 for details on Opera’s share incentive plan and Note 16 for information on share repurchases.